UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2008
Date of reporting period: 10/01/2007 – 12/31/2007
Item 1 – Schedule of Investments

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)				(In Thousands)

	Face
	Amount	Municipal Bonds		Value

North Carolina - 95.3%	$ 1,300	Alamance County, North Carolina, Industrial Facilities and Pollution Control Financing Authority,
		IDR (Millender Project), VRDN, AMT, 3.55% due 12/01/2020 (d)		$ 1,300

	800	Buncombe County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue
		Refunding Bonds (Industrial Development Alliance), VRDN, AMT, 3.62% due 8/01/2009 (d)		800

	1,875	Carrboro, North Carolina, GO, BAN, 3.75% due 8/27/2008		1,878

	1,460	Charlotte, North Carolina, Airport Revenue Bonds, VRDN, AMT, Series B, 5% due 7/01/2008 (b)(d)		1,468

	3,000	Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, AMT, Series A, 3.53%
		due 7/01/2017 (b)(d)		3,000

	4,500	Charlotte, North Carolina, COP (Transit Projects/Phase II), VRDN, Series F, 3.35% due 6/01/2020 (d)		4,500

	5,051	Charlotte, North Carolina, CP, 3.05% due 7/22/2008		5,051

	20	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Refunding Bonds
		(Carolinas Healthcare System), VRDN, Series B, 3.46% due 1/15/2026 (d)		20

	3,765	Cleveland County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Industrial
		Revenue Bonds (Blachford Rubber Project), VRDN, AMT, 3.65% due 7/01/2023 (d)		3,765

	4,900	Cleveland County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Industrial
		Revenue Bonds (Chris Craft Corporation Project), VRDN, AMT, 3.52% due 5/01/2032 (d)		4,900

	3,364	Columbus County, North Carolina, Water and Sewer District Number 2, GO, BAN, 4% due 2/06/2008		3,365

	1,900	Eagle Tax-Exempt Trust, North Carolina Capital Facilities Financing Agency, Revenue Refunding Bonds, VRDN,
		Series 2006-0139, Class A, 3.51% due 10/01/2041 (d)(f)		1,900

	3,675	Eagle Tax-Exempt Trust, Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, VRDN, Series
		2007-0010, Class A, 3.49% due 3/01/2016 (d)(f)		3,675

	5,561	East Moore, North Carolina, Water District, BAN, 4.25% due 4/02/2008		5,567

	1,785	Eclipse Funding Trust, Solar Eclipse Certificates, Sampson County, North Carolina, COP, VRDN,
		Series 2006-0160, 3.60% due 6/01/2017 (c)(d)(f)		1,785

	4,065	Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, VRDN,
		Series A, 3.47% due 3/01/2020 (c)(d)		4,065

	1,255	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
		(Marlatex Corporation Project), VRDN, AMT, 3.60% due 6/01/2015 (d)		1,255

	1,830	Greensboro, North Carolina, GO, BAN, Series B, 3.75% due 2/01/2008		1,830

Portfolio Abbreviations

To simplify the listings of CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	M/F	Multi-Family
CP	Commercial Paper	PCR	Pollution Control Revenue Bonds
CRVS	Custodial Residual and Variable Securities	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,800	Guilford County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
	(High Point Textiles Auxiliaries), Refunding, VRDN, AMT, 3.55% due 6/01/2012 (d)	$ 2,800

2,900	Guilford County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
	(Nat Sherman Building LLC), VRDN, AMT, 3.65% due 3/01/2022 (d)	2,900

2,100	Guilford County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
	(Snider Tire Inc.), VRDN, AMT, 3.55% due 10/01/2019 (d)	2,100

420	Hertford, North Carolina, GO, BAN, 4% due 3/19/2008	420

200	Lee County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
	(Arden Corporation Project), VRDN, AMT, 3.58% due 8/01/2034 (d)	200

2,825	Lee County, North Carolina, Industrial Facilities and Pollution Control Financing Authority,
	IDR (Lee Central LLC Project), VRDN, AMT, 3.55% due 12/01/2023 (d)	2,825

1,570	Lincoln County, North Carolina, Industrial Facilities and Pollution Control Financing Authority,
	IDR (Packaging NC Project), VRDN, AMT, 3.59% due 10/01/2013 (d)	1,570

2,000	Lincoln County, North Carolina, Industrial Facilities and Pollution Control Financing Authority,
	IDR (Sabo USA Inc. Project), VRDN, AMT, 3.55% due 5/01/2019 (d)	2,000

9,000	Martin County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
	(Penco Products Project), VRDN, AMT, 3.58% due 9/01/2022 (d)	9,000

2,600	Mecklenburg County, North Carolina, COP, VRDN, 3.43% due 2/01/2025 (d)	2,600

6,000	Mecklenburg County, North Carolina, COP, VRDN, 3.43% due 2/01/2026 (d)	6,000

4,875	Mecklenburg County, North Carolina, GO, VRDN, Series A, 3.43% due 2/01/2026 (d)	4,875

300	Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Industrial
	Revenue Bonds (Ferguson Supply and Box Manufacturing), VRDN, AMT, 3.55% due 8/01/2010 (d)	300

680	Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Industrial
	Revenue Bonds (Piedmont Plastics Project), VRDN, AMT, 3.55% due 10/01/2013 (d)	680

3,725	Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Industrial
	Revenue Bonds (Southern Steel Company LLC Project), VRDN, AMT, 3.55% due 3/02/2015 (d)	3,725

2,000	Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A, 3.52% due 3/16/2015 (d)(f)	2,000

1,500	New Hanover County, North Carolina, COP, VRDN, 3.43% due 10/01/2032 (d)	1,500

2,200	North Carolina Agriculture Finance Authority, Agriculture Development Revenue Bonds
	(Albemarle Cotton Growers), VRDN, AMT, 3.55% due 7/01/2014 (d)	2,200

6,210	North Carolina Agriculture Finance Authority, Agriculture Development Revenue Refunding Bonds
	(Harvey Fertilizer and Gas Project), VRDN, AMT, 3.60% due 6/01/2016 (d)	6,210

2,528	North Carolina Capital Facilities Finance Agency, CP, 3.23% due 3/05/2008	2,528

1,264	North Carolina Capital Facilities Finance Agency, CP, 3.40% due 3/07/2008	1,264

3,700	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds
	(Megellan Charter School Project), VRDN, 3.50% due 6/01/2027 (d)	3,700

100	North Carolina Capital Facilities Finance Agency, Exempt Facilities Revenue Bonds
	(Republic Services Inc. Project), VRDN, AMT, 3.53% due 7/01/2034 (d)	100

1,570	North Carolina Capital Facilities Finance Agency, IDR, Refunding
	(Safety Test and Equipment Company Project), VRDN, AMT, Series A-2, 3.50% due 11/01/2021 (d)	1,570

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 5	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, ROCS, VRDN,
	Series II-R-11246, 3.56% due 7/01/2021 (d)(f)(g)	$ 5

1,307	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, MERLOTS, VRDN,
	Series 955-D, 3.50% due 1/01/2018 (a)(d)(f)	1,307

1,600	North Carolina Educational Facilities Finance Agency, Educational Facilities Revenue Bonds
	(Duke University Project), VRDN, Series A, 3.40% due 12/01/2017 (d)	1,600

5,990	North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN, AMT, Series B12, 3.55%
	due 7/01/2037 (d)(f)	5,990

1,200	North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 15-C, 3.48%
	due 7/01/2032 (c)(d)	1,200

7,125	North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 17-C, 3.48% due 7/01/2033 (d)	7,125

7,800	North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C, 3.48% due 1/01/2035 (d)	7,800

4,451	North Carolina HFA, Home Ownership Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 1784, 3.55%
	due 1/01/2039 (d)(f)	4,452

1,405	North Carolina HFA, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-175, 3.58% due 1/01/2034 (d)(f)	1,405

2,700	North Carolina Infrastructure Finance Corporation, COP (North Carolina State Correctional Facilities Project),
	VRDN, Series A, 4% due 2/01/2008 (d)	2,701

3,850	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
	(Moses Cone Health System), VRDN, Series A, 3.40% due 10/01/2035 (d)	3,850

890	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
	(Novant Health Group), VRDN, Series B, 3.48% due 11/01/2034 (d)	890

5,000	North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding Bonds
	(Lutheran Retirement Project), VRDN, 3.44% due 1/01/2037 (d)	5,000

6,200	North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding Bonds,
	ROCS, VRDN, Series II-R-10313, 3.55% due 6/01/2011 (d)(f)	6,200

4,335	North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, ROCS, VRDN, Series II-R-
	211, 3.50% due 1/01/2020 (b)(d)(f)	4,335

8,000	North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
	(Guaranteed Student Loan), VRDN, AMT, Series A-1, 3.57% due 9/01/2035 (a)(d)	8,000

3,715	North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
	(Guaranteed Student Loan), VRDN, AMT, Series A-2, 3.57% due 9/01/2035 (a)(d)	3,715

2,500	North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
	(Guaranteed Student Loan), VRDN, AMT, Series A-3, 3.53% due 9/01/2035 (a)(d)	2,500

2,220	North Carolina State, GO, PUTTERS, VRDN, Series 1400, 3.51% due 6/01/2014 (d)(f)	2,220

1,095	North Carolina State Ports Authority, Exempt Facility Revenue Bonds (Wilmington Bulk LLC Project), VRDN,
	AMT, Series A, 3.55% due 9/01/2022 (d)	1,095

2,418	Oneals Water District, Johnston County, North Carolina, GO, BAN, 3.75% due 7/23/2008	2,421

495	Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
	(Cessna Aircraft Company Project), VRDN, 3.53% due 10/01/2012 (d)	495

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 4,860		Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, PUTTERS, VRDN, AMT, Series
		2012, 3.54% due 5/01/2015 (d)(f)(g)	$ 4,860

	4,500	Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN, AMT, Series A, 3.52%
		due 5/01/2036 (d)(e)	4,500

	280	Rockingham County, North Carolina, Industrial Facilities and Pollution Control Financing Authority Revenue
		Bonds (Whiteridge Inc. Project), VRDN, AMT, 3.55% due 2/01/2013 (d)	280

	2,300	Rowan County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, PCR, IDR
		(Hon Industries Project), VRDN, AMT, 3.55% due 4/01/2018 (d)	2,300

	2,400	Rutherford County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
		(All American Homes of North Carolina), VRDN, AMT, 3.57% due 11/01/2011 (d)	2,400

	70	Sampson County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
		(Dubose Strapping Inc. Project), VRDN, AMT, 3.60% due 1/01/2012 (d)	70

	1,044	Spring Lake, North Carolina, GO, BAN, 3.90% due 5/21/2008	1,045

	1,400	Stanley County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
		(Patrick Industries Project), VRDN, AMT, 3.75% due 8/01/2010 (d)	1,400

	1,324	Trinity, North Carolina, GO, BAN, 4.25% due 4/23/2008	1,326

	3,300	UBS Municipal CRVS Trust, North Carolina Medical Care Commission, Health Care Facilities, Revenue
		Refunding Bonds, FLOATS, VRDN, Series 07-1021, 3.50% due 9/01/2015 (d)(f)	3,300

	200	Union County, North Carolina, GO, Refunding, VRDN, Series A, 3.42% due 3/01/2029 (d)	200

	2,140	Vance County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
		(HH Hunt Manufacturing Facilities LLC Project), VRDN, 3.60% due 6/01/2015 (d)	2,140

	2,400	Wake County, North Carolina, Housing Authority, M/F Housing Revenue Bonds (Casa-Melvid Apartments),
		VRDN, AMT, Series A, 3.54% due 11/01/2033 (d)	2,400

	1,400	Wilson County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
		(Supreme/Murphy Truck Project), VRDN, AMT, 3.70% due 6/01/2015 (d)	1,400

	2,000	Winston-Salem, North Carolina, Water and Sewer System, Revenue Refunding Bonds, VRDN, Series C, 3.48%
		due 6/01/2028 (d)	2,000

	3,265	Yancey County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, IDR
		(Altec Industries, Inc. Project), VRDN, AMT, 3.55% due 3/01/2027 (d)	3,265

Puerto Rico - 3.3%	7,500	Puerto Rico Commonwealth, TRAN, 4.25% due 7/30/2008	7,536

		Total Investments (Cost - $227,919*) - 98.6%	227,919
		Other Assets Less Liabilities - 1.4%	3,300

		Net Assets - 100.0%	$ 231,219

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2007 (Unaudited)

* Cost for federal income tax purposes.

(a)	AMBAC Insured.

(b)	MBIA Insured.

(c)	FSA Insured.

(d)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(e)	XL Capital Insured.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	FGIC Insured.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-

3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of CMA Multi-State Municipal Series Trust

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 21, 2008